Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Products and Services	Our segments are comprised of similar product categories. 8 categories (2023: 8; 2022: 8) individually accounted for 5% or more of our revenue in one or more of the last three years. The following table shows the relevant contribution of these categories to Group revenue for the periods shown:

Category	Segment	2024	2023	2022
Fabric	Home Care	15%	15%	15%
Ice Cream	Ice Cream	14%	13%	13%
Hair Care	Beauty & Wellbeing	10%	10%	11%
Cooking Aids	Foods	10%	10%	10%
Skin Cleansing	Personal Care	10%	10%	10%
Deodorant	Personal Care	9%	9%	8%
Skin Care	Beauty & Wellbeing	7%	7%	7%
Condiments	Foods	7%	7%	6%
Other		18%	19%	20%
*  Cooking Aids previously reported as Scratch Cooking Aids; Condiments previously reported as Dressings.

Summary of Operating Results of Reportable Segments	The Group operating segment information is provided based on five product areas: Beauty & Wellbeing, Personal Care, Home Care, Foods and Ice Cream.

	Notes	€ million Beauty & Wellbeing	€ million Personal Care	€ million Home Care	€ million Foods	€ million Ice Cream	€ million Total
2024
Turnover		13,157	13,618	12,352	13,352	8,282	60,761
Operating profit	3	1,970	2,739	1,521	2,599	571	9,400
Non-underlying items(a)		582	275	264	248	410	1,779
Underlying operating profit		2,552	3,014	1,785	2,847	981	11,179
Share of net profit/(loss) of joint ventures and associates		3	5	6	236	5	255
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		271	362	286	318	387	1,624
Share-based compensation and other non-cash charges(b)		111	113	100	105	62	491
Within non-underlying items:
Impairment and other non-cash charges(c)		65	75	195	105	111	551
2023
Turnover		12,466	13,829	12,181	13,204	7,924	59,604
Operating profit	3	2,209	2,957	1,419	2,413	760	9,758
Non-underlying items(a)		122	(165)	77	47	92	173
Underlying operating profit		2,331	2,792	1,496	2,460	852	9,931
Share of net profit/(loss) of joint ventures and associates		1	3	3	221	3	231
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		257	328	279	283	431	1,578
Share-based compensation and other non-cash charges(b)		73	87	64	89	47	360
Within non-underlying items:
Impairment and other non-cash charges(c)		(6)	4	(40)	(18)	(1)	(61)
2022
Turnover		12,250	13,636	12,401	13,898	7,888	60,073
Operating profit	3	2,154	2,264	1,064	4,497	776	10,755
Non-underlying items(a)		138	415	280	(2,048)	143	(1,072)
Underlying operating profit		2,292	2,679	1,344	2,449	919	9,683
Share of net profit/(loss) of joint ventures and associates		1	3	4	196	4	208
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		282	350	327	349	417	1,725
Share-based compensation and other non-cash charges(b)		43	55	36	51	33	218
Within non-underlying items:
Impairment and other non-cash charges(c)		49	259	152	87	60	607
(a)Non-underlying items include (loss)/gain on disposal of group companies, impairment, restructuring costs, acquisition and disposal-related costs and other one-off items classified separately due to their nature and/or frequency of occurrence. Refer to note 3.
(b)Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non-underlying activities.
(c)Other non-cash charges within non-underlying items includes movements in restructuring provisions and movements in certain legal provisions.

Summary of Operating Results by Geographical Areas	Turnover and non-current assets for the country of domicile, the United States and India (being the two largest countries outside the home country) and for all other countries are:

	€ million United Kingdom	€ million United States	€ million India	€ million Others	€ million Total
2024
Turnover	2,646	12,515	6,677	38,923	60,761
Non-current assets(a)	3,830	19,715	6,700	23,296	53,541
2023
Turnover	2,523	12,250	6,691	38,140	59,604
Non-current assets(a)	3,567	18,205	6,436	22,876	51,084
2022
Turnover	2,498	12,122	6,872	38,581	60,073
Non-current assets(a)	3,621	18,109	6,500	23,971	52,201
(a)For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet. Goodwill is attributed to countries where acquired business operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.

Summary of Additional Information by Geographies

	€ million 2024	€ million 2023	€ million 2022
Asia Pacific Africa	25,991	26,234	27,504
The Americas(a)	22,491	21,531	20,905
Europe	12,279	11,839	11,664
Total	60,761	59,604	60,073
(a)Americas sales in North America were €13,382 million (2023: €13,130 million; 2022: €13,000 million) and in Latin America were €9,109 million (2023: €8,401 million; 2022: €7,905 million).

Summary of Disaggregation of Sales by Markets	The Group's turnover classified by markets is:

	€ million 2024	€ million 2023	€ million 2022
Emerging markets	35,313	34,714	35,324
Developed markets	25,448	24,890	24,749